Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - 104.6%
37 Capital CLO 4 Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.1000%,
7.4674%, 1/15/34 (144A)
‡
$ 12,000,000 $ 11,997,540
720 East CLO Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.1500%, 7.5459%,
10/15/36 (144A)
‡
13,000,000 12,957,776
AB BSL CLO 1 Ltd. 2020-1A A1R, CME Term SOFR 3 Month + 1.3700%,
6.6840%, 1/15/35 (144A)
‡
13,000,000 13,006,734
AGL CLO 14 Ltd. 2021-14A A, CME Term SOFR 3 Month + 1.4116%, 6.7294%,
12/2/34 (144A)
‡
59,020,000 59,103,690
AGL CLO 16 Ltd. 2021-16A A, CME Term SOFR 3 Month + 1.3916%, 6.7094%,
1/20/35 (144A)
‡
26,341,220 26,349,544
AGL CLO 17 Ltd. 2022-17A A, CME Term SOFR 3 Month + 1.3300%, 6.6478%,
1/21/35 (144A)
‡
37,000,000 37,008,251
AGL CLO 28 Ltd. 2023-28A AJ, CME Term SOFR 3 Month + 2.0000%, 7.3033%,
1/21/37 (144A)
‡
8,600,000 8,603,191
AGL CLO 6 Ltd. 2020-6A AR, CME Term SOFR 3 Month + 1.4616%, 6.7794%,
7/20/34 (144A)
‡
53,150,000 53,233,764
AGL Core CLO 15 Ltd. 2021-15A A1, CME Term SOFR 3 Month + 1.4116%,
6.7294%, 1/20/35 (144A)
‡
76,264,000 76,373,896
AGL Core CLO 4 Ltd. 2020-4A A1R, CME Term SOFR 3 Month + 1.3316%,
6.6494%, 4/20/33 (144A)
‡
5,500,000 5,496,045
Aimco CLO 11 Ltd. 2020-11A AR, CME Term SOFR 3 Month + 1.3916%, 6.7081%,
10/17/34 (144A)
‡
28,050,000 28,056,171
Allegro CLO XII Ltd. 2020-1A A1, CME Term SOFR 3 Month + 1.5116%, 6.8294%,
1/21/32 (144A)
‡
34,225,000 34,238,074
Allegro CLO XIV Ltd. 2021-2A A2, CME Term SOFR 3 Month + 1.6116%,
6.9256%, 10/15/34 (144A)
‡
6,875,000 6,868,730
AMMC CLO 30 Ltd. 2024-30A A2, CME Term SOFR 3 Month + 1.9500%,
0.0000%, 1/15/37 (144A)
‡
8,000,000 8,000,000
Anchorage Capital CLO 18 Ltd. 2021-18A A1, CME Term SOFR 3 Month +
1.4116%, 6.7256%, 4/15/34 (144A)
‡
33,175,000 33,124,806
Anchorage Capital CLO 19 Ltd. 2021-19A A, CME Term SOFR 3 Month +
1.4716%, 6.7856%, 10/15/34 (144A)
‡
27,000,000 27,001,242
Anchorage Capital CLO 24 Ltd. 2022-24A A1, CME Term SOFR 3 Month +
1.4800%, 6.7940%, 4/15/34 (144A)
‡
54,875,000 54,831,045
Anchorage Capital CLO 28 Ltd. 2024-28A B, CME Term SOFR 3 Month +
2.2500%, 0.0000%, 4/20/37 (144A)
‡
27,750,000 27,750,000
Anchorage Capital CLO 9 Ltd. 2016-9A AR2, CME Term SOFR 3 Month +
1.4016%, 6.7156%, 7/15/32 (144A)
‡
42,450,000 42,453,736
Anchorage Capital CLO LLC 2019-13A AR, CME Term SOFR 3 Month + 1.3616%,
6.6756%, 4/15/34 (144A)
‡
13,095,000 13,057,038
Anchorage Capital CLO Ltd. 2014-4RA A, CME Term SOFR 3 Month + 1.3116%,
6.6312%, 1/28/31 (144A)
‡
10,540,354 10,547,005
Apidos CLO XLIII Ltd. 2023-43A A2, CME Term SOFR 3 Month + 2.0500%,
7.3747%, 4/25/35 (144A)
‡
5,000,000 5,014,180
Apidos CLO XXXIII 2020-33A AR, CME Term SOFR 3 Month + 1.4116%,
6.7302%, 10/24/34 (144A)
‡
18,630,000 18,631,826
Ares LV CLO Ltd. 2020-55A A1R, CME Term SOFR 3 Month + 1.3916%,
6.7056%, 7/15/34 (144A)
‡
39,250,000 39,276,140
Ares LVI CLO Ltd. 2020-56A AR, CME Term SOFR 3 Month + 1.4216%, 6.7463%,
10/25/34 (144A)
‡
14,950,000 14,950,135
Ares LXI CLO Ltd. 2021-61A A, CME Term SOFR 3 Month + 1.4116%, 6.7294%,
10/20/34 (144A)
‡
89,883,000 89,996,342
Ares LXI CLO Ltd. 2021-61A B, CME Term SOFR 3 Month + 1.9116%, 7.2294%,
10/20/34 (144A)
‡
24,390,958 24,317,078

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Ares LXIX CLO Ltd. 2024-69A A2, CME Term SOFR 3 Month + 1.7000%,
0.0000%, 4/15/36 (144A)
‡
$ 17,500,000 $ 17,500,000
Ares LXX CLO Ltd. 2023-70A A2, CME Term SOFR 3 Month + 1.9500%,
7.3191%, 10/25/35 (144A)
‡
24,500,000 24,531,164
Ares XLI CLO Ltd. 2016-41A AR2, CME Term SOFR 3 Month + 1.3316%,
6.6456%, 4/15/34 (144A)
‡
24,720,000 24,723,733
Ares XXXIV CLO Ltd. 2015-2A AR2, CME Term SOFR 3 Month + 1.5116%,
6.8281%, 4/17/33 (144A)
‡
11,995,000 12,012,105
Atlas Senior Loan Fund Ltd. 2021-16A A, CME Term SOFR 3 Month + 1.5316%,
6.8494%, 1/20/34 (144A)
‡
14,845,000 14,849,335
Atlas Senior Loan Fund VII Ltd. 2016-7A A2R, CME Term SOFR 3 Month +
1.8116%, 7.1913%, 11/27/31 (144A)
‡
10,000,000 9,882,320
Atrium XIV LLC 14A A2A, CME Term SOFR 3 Month + 1.7116%, 7.0256%,
8/23/30 (144A)
‡
4,400,000 4,400,084
Bain Capital CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7500%,
0.0000%, 4/16/37 (144A)
‡
15,000,000 15,000,000
Bain Capital Credit CLO Ltd. 2017-2A AR2, CME Term SOFR 3 Month + 1.4416%,
6.7663%, 7/25/34 (144A)
‡
37,205,000 37,220,924
Bain Capital Credit CLO Ltd. 2021-6A C, CME Term SOFR 3 Month + 2.3116%,
7.6294%, 10/21/34 (144A)
‡
10,700,000 10,682,805
Bain Capital Credit CLO Ltd. 2022-3A B, CME Term SOFR 3 Month + 2.0000%,
7.3165%, 7/17/35 (144A)
‡
22,000,000 22,007,062
Bain Capital Credit CLO Ltd. 2020-4A A2R, CME Term SOFR 3 Month +
1.9500%, 7.2678%, 10/20/36 (144A)
‡
19,500,000 19,524,960
Bain Capital Credit CLO Ltd. 2023-4A A2, CME Term SOFR 3 Month + 2.1500%,
7.5726%, 10/21/36 (144A)
‡
13,150,000 13,174,380
Balboa Bay Loan Funding Ltd. 2022-1A B, CME Term SOFR 3 Month + 2.0000%,
7.3178%, 4/20/34 (144A)
‡
13,000,000 13,000,195
Ballyrock CLO 19 Ltd. 2022-19A A1, CME Term SOFR 3 Month + 1.3300%,
6.6478%, 4/20/35 (144A)
‡
25,000,000 24,974,875
Ballyrock CLO 25 Ltd. 2023-25A A1B, CME Term SOFR 3 Month + 1.9500%,
7.2738%, 1/25/36 (144A)
‡
9,000,000 8,997,840
Ballyrock CLO Ltd. 2019-1A A1R, CME Term SOFR 3 Month + 1.2916%, 6.6056%,
7/15/32 (144A)
‡
23,290,000 23,294,076
Barings CLO Ltd. LP-2A A, CME Term SOFR 3 Month + 1.3616%, 6.6794%,
1/20/34 (144A)
‡
10,450,000 10,452,592
Barings CLO Ltd. 2022-1A B, CME Term SOFR 3 Month + 1.9500%, 7.2596%,
4/15/35 (144A)
‡
25,000,000 25,003,375
Battalion CLO 17 Ltd. 2021-17A A2, CME Term SOFR 3 Month + 1.7016%,
7.0194%, 3/9/34 (144A)
‡
11,000,000 10,940,281
Battalion CLO VIII Ltd. 2015-8A A1R2, CME Term SOFR 3 Month + 1.3316%,
6.6295%, 7/18/30 (144A)
‡
11,429,911 11,436,414
Battalion CLO XV Ltd. 2020-15A A2, CME Term SOFR 3 Month + 1.8616%,
7.1781%, 1/17/33 (144A)
‡
7,500,000 7,349,325
Benefit Street Partners CLO Ltd. 2015-6BR A, CME Term SOFR 3 Month +
1.4516%, 6.7694%, 7/20/34 (144A)
‡
24,515,000 24,551,429
Benefit Street Partners CLO XIX Ltd. 2019-19A A, CME Term SOFR 3 Month +
1.6116%, 6.9256%, 1/15/33 (144A)
‡
35,000,000 35,022,470
Benefit Street Partners CLO XXI Ltd. 2020-21A A2R, CME Term SOFR 3 Month +
1.6616%, 6.9756%, 10/15/34 (144A)
‡
5,000,000 4,961,290
Benefit Street Partners CLO XXXII Ltd. 2023-32A A2, CME Term SOFR 3 Month
+ 1.9500%, 7.3145%, 10/25/36 (144A)
‡
11,000,000 11,002,673
Benefit Street Partners CLO XXXIII Ltd. 2023-33A A2, CME Term SOFR 3 Month
+ 1.9500%, 7.2624%, 1/25/36 (144A)
‡
19,375,000 19,381,452

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Bethpage Park CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.3916%,
6.7056%, 1/15/35 (144A)
‡
$ 55,653,000 $ 55,655,616
Birch Grove CLO 2 Ltd. 2021-2A A2, CME Term SOFR 3 Month + 1.7616%,
7.0712%, 10/19/34 (144A)
‡
8,000,000 7,985,424
BlueMountain CLO XXIV Ltd. 2019-24A AR, CME Term SOFR 3 Month +
1.3616%, 6.6794%, 4/20/34 (144A)
‡
23,700,000 23,710,144
BlueMountain CLO XXXII Ltd. 2021-32A A, CME Term SOFR 3 Month + 1.4316%,
6.7456%, 10/15/34 (144A)
‡
87,645,000 87,652,713
BlueMountain CLO XXXIII Ltd. 2021-33A A, CME Term SOFR 3 Month + 1.4516%,
6.8187%, 11/20/34 (144A)
‡
17,400,000 17,401,357
BlueMountain Fuji US CLO III Ltd. 2017-3A A2, CME Term SOFR 3 Month +
1.4116%, 6.7256%, 1/15/30 (144A)
‡
3,500,000 3,451,007
Buckhorn Park CLO Ltd. 2019-1A AR, CME Term SOFR 3 Month + 1.3816%,
6.6795%, 7/18/34 (144A)
‡
45,230,000 45,234,433
Canyon Capital CLO Ltd. 2014-1A A1BR, CME Term SOFR 3 Month + 1.4316%,
6.7490%, 1/30/31 (144A)
‡
3,010,000 2,974,094
Carlyle US CLO Ltd. 2017-5A A1B, CME Term SOFR 3 Month + 1.5116%,
6.8294%, 1/20/30 (144A)
‡
12,527,000 12,478,871
Carlyle US CLO Ltd. 2018-1A A1, CME Term SOFR 3 Month + 1.2816%, 6.5994%,
4/20/31 (144A)
‡
7,068,234 7,080,264
Carlyle US CLO Ltd. 2019-1A A1AR, CME Term SOFR 3 Month + 1.3416%,
6.6594%, 4/20/31 (144A)
‡
35,000,000 35,060,550
Carlyle US CLO Ltd. 2021-3SA A1, CME Term SOFR 3 Month + 1.3216%,
6.6356%, 4/15/34 (144A)
‡
16,800,000 16,805,998
Carlyle US CLO Ltd. 2021-1A A1, CME Term SOFR 3 Month + 1.4016%, 6.7156%,
4/15/34 (144A)
‡
65,736,000 65,748,556
Carlyle US CLO Ltd. 2020-2A A1R, CME Term SOFR 3 Month + 1.4016%,
6.7263%, 1/25/35 (144A)
‡
50,310,000 50,310,453
Carlyle US CLO Ltd. 2022-2A A2, CME Term SOFR 3 Month + 2.0000%,
7.3178%, 4/20/35 (144A)
‡
10,000,000 10,002,170
Carlyle US CLO Ltd. 2021-7A A1, CME Term SOFR 3 Month + 1.4216%, 6.7356%,
10/15/35 (144A)
‡
54,000,000 54,035,910
Carlyle US CLO Ltd. 2021-7A A2, CME Term SOFR 3 Month + 1.9116%, 7.2256%,
10/15/35 (144A)
‡
15,000,000 15,000,615
Carlyle US CLO Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.2500%,
7.5678%, 7/20/36 (144A)
‡
9,000,000 9,027,594
Carlyle US CLO Ltd. 2023-4A A2, CME Term SOFR 3 Month + 1.9500%,
7.3243%, 10/25/36 (144A)
‡
8,000,000 8,008,528
CBAM Ltd. 2018-8A A1, CME Term SOFR 3 Month + 1.3816%, 6.6994%,
10/20/29 (144A)
‡
6,738,547 6,740,494
CBAM Ltd. 2019-10A A1R, CME Term SOFR 3 Month + 1.3816%, 6.6994%,
4/20/32 (144A)
‡
29,500,000 29,545,843
CBAM Ltd. 2020-13A A, CME Term SOFR 3 Month + 1.6916%, 7.0094%,
1/20/34 (144A)
‡
25,880,000 25,893,328
CBAM Ltd. 2021-14A A, CME Term SOFR 3 Month + 1.3616%, 6.6794%,
4/20/34 (144A)
‡
20,000,000 20,006,760
CBAM Ltd. 2020-12A AR, CME Term SOFR 3 Month + 1.4416%, 6.7594%,
7/20/34 (144A)
‡
35,000,000 35,058,975
CBAM Ltd. 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 6.7594%,
1/20/35 (144A)
‡
16,897,000 16,900,802
CBAM Ltd. 2019-11RA A2, CME Term SOFR 3 Month + 1.7616%, 7.0794%,
1/20/35 (144A)
‡
13,889,000 13,725,638
CIFC Funding 2019-I Ltd. 2019-1A AR, CME Term SOFR 3 Month + 1.3616%,
6.6794%, 4/20/32 (144A)
‡
15,710,000 15,714,964

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
CIFC Funding 2019-V Ltd. 2019-5A A2RS, CME Term SOFR 3 Month + 2.0116%,
7.3256%, 1/15/35 (144A)
‡
$ 15,500,000 $ 15,504,448
CIFC Funding 2020-III Ltd. 2020-3A A1R, CME Term SOFR 3 Month + 1.3916%,
6.7094%, 10/20/34 (144A)
‡
56,500,000 56,508,927
CIFC Funding 2022-V Ltd. 2022-5A A2R, CME Term SOFR 3 Month + 1.7200%,
0.0000%, 1/16/37 (144A)
‡
10,000,000 10,000,000
CIFC Funding Ltd. 2014-4RA A1AR, CME Term SOFR 3 Month + 1.4316%,
6.7481%, 1/17/35 (144A)
‡
70,605,000 70,620,533
CIFC Funding Ltd. 2021-7A A1, CME Term SOFR 3 Month + 1.3916%, 6.7074%,
1/23/35 (144A)
‡
35,826,000 35,831,840
CIFC Funding Ltd. 2022-4A A2, CME Term SOFR 3 Month + 1.7000%, 7.0140%,
7/16/35 (144A)
‡
10,000,000 9,972,910
CIFC Funding Ltd. 2020-1A A1R, CME Term SOFR 3 Month + 1.4116%, 6.7256%,
7/15/36 (144A)
‡
22,800,000 22,799,658
Columbia Cent CLO 29 Ltd. 2020-29A AR, CME Term SOFR 3 Month + 1.4316%,
6.7494%, 10/20/34 (144A)
‡
12,140,000 12,127,860
CQS US CLO Ltd. 2023-3A AJ, CME Term SOFR 3 Month + 2.1500%, 7.4690%,
1/25/37 (144A)
‡
9,000,000 9,001,566
Deer Creek CLO Ltd. 2017-1A A, CME Term SOFR 3 Month + 1.4416%, 6.7594%,
10/20/30 (144A)
‡
2,445,894 2,447,161
Dryden 102 CLO Ltd. 2023-102A A2, CME Term SOFR 3 Month + 2.0000%,
7.3933%, 10/15/36 (144A)
‡
10,400,000 10,415,070
Dryden 105 CLO Ltd. 2023-105A A, CME Term SOFR 3 Month + 1.8000%,
7.0979%, 4/18/36 (144A)
‡
32,000,000 32,028,320
Dryden 105 CLO Ltd. 2023-105A C, CME Term SOFR 3 Month + 3.1000%,
8.3979%, 4/18/36 (144A)
‡
16,550,000 16,603,076
Dryden 107 CLO Ltd. 2023-107A A2, CME Term SOFR 3 Month + 2.1500%,
7.5385%, 8/15/35 (144A)
‡
10,000,000 10,012,240
Dryden 109 CLO Ltd. 2022-109A B, CME Term SOFR 3 Month + 2.0000%,
7.3178%, 4/20/35 (144A)
‡
30,000,000 30,001,800
Dryden 72 CLO Ltd. 2019-72A AR, CME Term SOFR 3 Month + 1.3416%,
6.7213%, 5/15/32 (144A)
‡
30,000,000 30,048,900
Dryden 75 CLO Ltd. 2019-75A AR2, CME Term SOFR 3 Month + 1.3016%,
6.6156%, 4/15/34 (144A)
‡
45,501,000 45,468,558
Dryden 76 CLO Ltd. 2019-76A A1R, CME Term SOFR 3 Month + 1.4116%,
6.7294%, 10/20/34 (144A)
‡
10,750,000 10,762,588
Dryden 77 CLO Ltd. 2020-77A AR, CME Term SOFR 3 Month + 1.3816%,
6.7487%, 5/20/34 (144A)
‡
66,075,000 66,098,457
Dryden 78 CLO Ltd. 2020-78A A, CME Term SOFR 3 Month + 1.4416%, 6.7581%,
4/17/33 (144A)
‡
12,750,000 12,750,370
Dryden 85 CLO Ltd. 2020-85A AR, CME Term SOFR 3 Month + 1.4116%,
6.7256%, 10/15/35 (144A)
‡
44,893,000 44,906,199
Dryden 95 CLO Ltd. 2021-95A A, CME Term SOFR 3 Month + 1.3816%, 6.7487%,
8/20/34 (144A)
‡
25,000,000 25,000,175
Eaton Vance CLO Ltd. 2020-1A AR, CME Term SOFR 3 Month + 1.4316%,
6.7456%, 10/15/34 (144A)
‡
33,170,000 33,174,976
Elmwood CLO 23 Ltd. 2023-2A A, CME Term SOFR 3 Month + 1.8000%,
7.1140%, 4/16/36 (144A)
‡
40,000,000 40,064,800
Elmwood CLO 24 Ltd. 2023-3A A2, CME Term SOFR 3 Month + 1.9500%,
7.2936%, 12/11/33 (144A)
‡
10,000,000 9,998,220
Elmwood CLO 25 Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7300%,
0.0000%, 4/17/37 (144A)
‡
10,000,000 10,000,000
Elmwood CLO V Ltd. 2020-2A AR, CME Term SOFR 3 Month + 1.4116%,
6.7294%, 10/20/34 (144A)
‡
49,000,000 49,009,947

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Empower CLO Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.4000%, 7.7140%,
7/15/36 (144A)
‡
$ 22,500,000 $ 22,644,945
Generate CLO 13 Ltd. 2023-13A A1, CME Term SOFR 3 Month + 1.8000%,
7.1301%, 1/20/37 (144A)
‡
66,500,000 66,579,733
Golub Capital Partners CLO 58B Ltd. 2021-58A A2, CME Term SOFR 3 Month +
1.7116%, 7.0363%, 1/25/35 (144A)
‡
10,000,000 9,815,050
Golub Capital Partners CLO 60B Ltd. 2022-60A B, CME Term SOFR 3 Month +
2.1500%, 7.4747%, 10/25/34 (144A)
‡
30,000,000 30,005,640
Golub Capital Partners CLO 66B Ltd. 2023-66A A, CME Term SOFR 3 Month +
1.9500%, 7.2747%, 4/25/36 (144A)
‡
47,500,000 47,600,842
HPS Loan Management Ltd. 2021-16A A1, CME Term SOFR 3 Month + 1.4016%,
6.7174%, 1/23/35 (144A)
‡
33,302,000 33,304,398
Invesco CLO Ltd. 2022-2A A2, CME Term SOFR 3 Month + 1.7500%, 7.0678%,
7/20/35 (144A)
‡
5,000,000 4,983,940
Katayma CLO I Ltd. 2023-1A A2, CME Term SOFR 3 Month + 2.2000%, 7.5178%,
10/20/36 (144A)
‡
16,000,000 16,018,368
KKR CLO 16 Ltd. 16 A1R2, CME Term SOFR 3 Month + 1.4716%, 6.7894%,
10/20/34 (144A)
‡
16,550,000 16,560,426
KKR CLO 24 Ltd. 24 A1R, CME Term SOFR 3 Month + 1.3416%, 6.6594%,
4/20/32 (144A)
‡
7,110,000 7,121,092
KKR CLO 27 Ltd. 27A AR, CME Term SOFR 3 Month + 1.2800%, 6.5940%,
10/15/32 (144A)
‡
20,700,000 20,725,709
KKR CLO 34 Ltd. 34A B, CME Term SOFR 3 Month + 2.0616%, 7.3756%,
7/15/34 (144A)
‡
14,875,000 14,875,283
KKR CLO 35 Ltd. 35A A, CME Term SOFR 3 Month + 1.4516%, 6.7694%,
10/20/34 (144A)
‡
53,845,000 53,874,076
KKR CLO 36 Ltd. 36A A, CME Term SOFR 3 Month + 1.4416%, 6.7556%,
10/15/34 (144A)
‡
17,130,000 17,138,925
KKR CLO 37 Ltd. 37A A1A, CME Term SOFR 3 Month + 1.4316%, 6.7494%,
1/20/35 (144A)
‡
18,750,000 18,757,594
KKR CLO 38 Ltd. 38A B, CME Term SOFR 3 Month + 1.9500%, 7.2640%,
4/15/33 (144A)
‡
15,000,000 14,987,100
KKR CLO 41 Ltd. 2022-41A A1, CME Term SOFR 3 Month + 1.3300%, 6.6465%,
4/15/35 (144A)
‡
10,359,000 10,362,450
KKR CLO 43 Ltd. 2022-43A A1R, CME Term SOFR 3 Month + 1.7500%,
7.0947%, 1/15/36 (144A)
‡
80,000,000 80,119,520
KKR CLO 43 Ltd. 2022-43A A2R, CME Term SOFR 3 Month + 2.0000%,
7.3447%, 1/15/36 (144A)
‡
11,750,000 11,767,402
KKR CLO 44 Ltd. 44A A2, CME Term SOFR 3 Month + 2.0500%, 7.3597%,
1/20/36 (144A)
‡
10,000,000 10,003,230
KKR CLO 48 Ltd. 48A A2, CME Term SOFR 3 Month + 2.0000%, 7.3629%,
10/20/36 (144A)
‡
8,750,000 8,759,782
KKR CLO Ltd. 22A A, CME Term SOFR 3 Month + 1.4116%, 6.7294%, 7/20/31
(144A)
‡
2,853,083 2,854,561
LCM 34 Ltd. 34A A1, CME Term SOFR 3 Month + 1.4316%, 6.7494%, 10/20/34
(144A)
‡
26,400,000 26,399,419
LCM 35 Ltd. 35A A2, CME Term SOFR 3 Month + 1.6616%, 6.9756%, 10/15/34
(144A)
‡
7,000,000 6,888,910
LCM Loan Income Fund I Income Note Issuer Ltd. 27A A2, CME Term SOFR 3
Month + 1.5616%, 6.8756%, 7/16/31 (144A)
‡
18,000,000 17,694,612
LCM XXIII Ltd. 23A A1R, CME Term SOFR 3 Month + 1.3316%, 6.6494%,
10/20/29 (144A)
‡
9,997,279 9,998,868
LCM XXIV Ltd. 24A AR, CME Term SOFR 3 Month + 1.2416%, 6.5594%, 3/20/30
(144A)
‡
19,951,177 19,971,208

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Logan CLO I Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.4216%, 6.7394%,
7/20/34 (144A)
‡
$ 32,950,000 $ 32,969,276
Logan CLO II Ltd. 2021-2A A, CME Term SOFR 3 Month + 1.4116%, 6.7294%,
1/20/35 (144A)
‡
24,196,521 24,204,143
Madison Park Funding LII Ltd. 2021-52A A, CME Term SOFR 3 Month + 1.3616%,
6.6794%, 1/22/35 (144A)
‡
15,085,000 15,061,980
Madison Park Funding LIX Ltd. 2021-59A A, CME Term SOFR 3 Month +
1.4016%, 6.6995%, 1/18/34 (144A)
‡
57,300,000 57,330,140
Madison Park Funding LXIII Ltd. 2023-63A A2, CME Term SOFR 3 Month +
2.2500%, 7.5678%, 4/21/35 (144A)
‡
15,000,000 15,050,805
Madison Park Funding XIX Ltd. 2015-19A AR3, CME Term SOFR 3 Month +
1.6000%, 6.9178%, 1/22/37 (144A)
‡
22,000,000 22,071,962
Madison Park Funding XLVIII Ltd. 2021-48A A, CME Term SOFR 3 Month +
1.4116%, 6.7212%, 4/19/33 (144A)
‡
15,750,000 15,778,271
Madison Park Funding XX Ltd. 2016-20A A2R, CME Term SOFR 3 Month +
1.5616%, 6.8812%, 7/27/30 (144A)
‡
4,750,000 4,734,249
Madison Park Funding XXI Ltd. 2016-21A AARR, CME Term SOFR 3 Month +
1.3416%, 6.6556%, 10/15/32 (144A)
‡
94,250,000 94,293,355
Madison Park Funding XXXV Ltd. 2019-35A A1R, CME Term SOFR 3 Month +
1.2516%, 6.5694%, 4/20/32 (144A)
‡
32,635,000 32,618,258
Madison Park Funding XXXVIII Ltd. 2021-38A A, CME Term SOFR 3 Month +
1.3816%, 6.6981%, 7/17/34 (144A)
‡
38,760,000 38,764,457
Magnetite XXVI Ltd. 2020-26A A1R, CME Term SOFR 3 Month + 1.3816%,
6.7063%, 7/25/34 (144A)
‡
47,360,536 47,359,873
Magnetite XXVIII Ltd. 2020-28A AR, CME Term SOFR 3 Month + 1.3916%,
6.7094%, 1/20/35 (144A)
‡
18,000,000 18,048,276
Magnetite XXXV Ltd. 2022-35A AR, CME Term SOFR 3 Month + 1.6500%,
6.9747%, 10/25/36 (144A)
‡
26,000,000 26,146,536
Marble Point CLO XI Ltd. 2017-2A A, CME Term SOFR 3 Month + 1.4416%,
6.7395%, 12/18/30 (144A)
‡
2,166,383 2,166,918
Morgan Stanley Eaton Vance CLO Ltd. 2021-1A B, CME Term SOFR 3 Month +
1.9116%, 7.2274%, 10/20/34 (144A)
‡
10,845,000 10,834,556
Morgan Stanley Eaton Vance CLO Ltd. 2023-20A A2, CME Term SOFR 3 Month
+ 2.0000%, 7.3586%, 1/20/37 (144A)
‡
8,000,000 8,005,488
Mountain View CLO LLC 2017-2A AR, CME Term SOFR 3 Month + 1.3016%,
6.6156%, 1/16/31 (144A)
‡
20,402,682 20,403,254
Neuberger Berman CLO XVI-S Ltd. 2017-16SA CR, CME Term SOFR 3 Month +
2.1616%, 7.4756%, 4/15/34 (144A)
‡
8,000,000 7,932,376
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A AR, CME Term SOFR 3
Month + 1.3416%, 6.6556%, 10/16/33 (144A)
‡
29,150,000 29,197,748
Neuberger Berman Loan Advisers CLO 42 Ltd. 2021-42A A, CME Term SOFR 3
Month + 1.3616%, 6.6756%, 7/16/35 (144A)
‡
11,368,725 11,372,840
Neuberger Berman Loan Advisers CLO 43 Ltd. 2021-43A A, CME Term SOFR 3
Month + 1.3916%, 6.7081%, 7/17/35 (144A)
‡
26,725,000 26,738,229
NYACK Park CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.3816%,
6.6994%, 10/20/34 (144A)
‡
54,346,613 54,368,189
Oaktree CLO Ltd. 2019-2A A1AR, CME Term SOFR 3 Month + 1.3816%,
6.6956%, 4/15/31 (144A)
‡
3,000,000 3,001,935
Oaktree CLO Ltd. 2022-1A B, CME Term SOFR 3 Month + 1.9500%, 7.3297%,
5/15/33 (144A)
‡
18,000,000 17,728,272
Oaktree CLO Ltd. 2023-2A AJ, CME Term SOFR 3 Month + 2.2500%, 7.5678%,
7/20/36 (144A)
‡
8,000,000 8,023,400
Oaktree CLO Ltd. 2024-25A AJ, CME Term SOFR 3 Month + 1.7500%, 0.0000%,
4/20/37 (144A)
‡
37,000,000 37,000,000

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
OCP Aegis CLO Ltd. 2023-29A A2, CME Term SOFR 3 Month + 2.0000%,
7.3300%, 1/20/35 (144A)
‡
$ 9,000,000 $ 8,996,589
OCP CLO Ltd. 2019-17A A1R, CME Term SOFR 3 Month + 1.3016%, 6.6194%,
7/20/32 (144A)
‡
63,780,000 63,833,320
OCP CLO Ltd. 2015-9A A1R2, CME Term SOFR 3 Month + 1.2500%, 6.5665%,
1/15/33 (144A)
‡
7,020,000 7,018,041
Octagon 54 Ltd. 2021-1A A1, CME Term SOFR 3 Month + 1.3816%, 6.6956%,
7/15/34 (144A)
‡
29,400,000 29,379,773
Octagon 55 Ltd. 2021-1A A1, CME Term SOFR 3 Month + 1.4016%, 6.7194%,
7/20/34 (144A)
‡
40,000,000 40,014,400
Octagon 58 Ltd. 2022-1A B, CME Term SOFR 3 Month + 2.0000%, 7.3140%,
7/15/37 (144A)
‡
10,665,000 10,702,082
Octagon 59 Ltd. 2022-1A B, CME Term SOFR 3 Month + 1.9500%, 7.3297%,
5/15/35 (144A)
‡
40,000,000 40,013,040
Octagon 66 Ltd. 2022-1A A2R, CME Term SOFR 3 Month + 2.0000%, 7.3902%,
11/16/36 (144A)
‡
11,000,000 11,016,324
Octagon 68 Ltd. 2023-1A A2, CME Term SOFR 3 Month + 1.9500%, 7.3011%,
10/20/36 (144A)
‡
15,000,000 15,014,685
Octagon 70 Alto Ltd. 2023-1A A2, CME Term SOFR 3 Month + 2.0500%,
7.4159%, 10/20/36 (144A)
‡
18,000,000 18,044,784
Octagon Investment Partners 29 Ltd. 2016-1A AR, CME Term SOFR 3 Month +
1.4416%, 6.7602%, 1/24/33 (144A)
‡
68,716,000 68,808,217
Octagon Investment Partners 40 Ltd. 2019-1A A1R, CME Term SOFR 3 Month +
1.4316%, 6.7494%, 1/20/35 (144A)
‡
22,380,000 22,387,564
Octagon Investment Partners 42 Ltd. 2019-3A AR, CME Term SOFR 3 Month +
1.4016%, 6.7156%, 7/15/34 (144A)
‡
34,000,000 34,010,710
Octagon Investment Partners 44 Ltd. 2019-1A AR, CME Term SOFR 3 Month +
1.4416%, 6.7556%, 10/15/34 (144A)
‡
53,600,000 53,622,405
Octagon Investment Partners 45 Ltd. 2019-1A A1R, CME Term SOFR 3 Month +
1.3400%, 6.6540%, 4/15/35 (144A)
‡
10,320,000 10,294,200
Octagon Investment Partners 48 Ltd. 2020-3A AR, CME Term SOFR 3 Month +
1.4116%, 6.7294%, 10/20/34 (144A)
‡
37,168,000 37,184,726
Octagon Investment Partners 49 Ltd. 2020-5A A1, CME Term SOFR 3 Month +
1.4816%, 6.7956%, 1/15/33 (144A)
‡
35,000,000 35,051,450
Octagon Investment Partners 50 Ltd. 2020-4A AR, CME Term SOFR 3 Month +
1.4116%, 6.7256%, 1/15/35 (144A)
‡
53,400,000 53,399,199
Octagon Investment Partners 51 Ltd. 2021-1A A, CME Term SOFR 3 Month +
1.4116%, 6.7294%, 7/20/34 (144A)
‡
23,905,000 23,913,080
Octagon Investment Partners XIV Ltd. 2012-1A ABRR, CME Term SOFR 3 Month
+ 1.5116%, 6.8256%, 7/15/29 (144A)
‡
20,000,000 19,913,700
Octagon Investment Partners XXI Ltd. 2014-1A AAR3, CME Term SOFR 3 Month
+ 1.2616%, 6.6392%, 2/14/31 (144A)
‡
21,150,000 21,153,046
OHA Credit Funding 16 Ltd. 2023-16A A2, CME Term SOFR 3 Month + 1.9500%,
7.3058%, 10/20/36 (144A)
‡
15,000,000 15,014,220
OHA Credit Funding 3 Ltd. 2019-3A AR, CME Term SOFR 3 Month + 1.4016%,
6.7194%, 7/2/35 (144A)
‡
110,000,000 110,059,400
OHA Credit Funding 7 Ltd. 2020-7A AR, CME Term SOFR 3 Month + 1.3000%,
6.6096%, 2/24/37 (144A)
‡
36,415,366 36,422,904
OHA Credit Funding 8 Ltd. 2021-8A A, CME Term SOFR 3 Month + 1.4516%,
6.7495%, 1/18/34 (144A)
‡
20,000,000 20,012,640
Palmer Square CLO Ltd. 2021-4A A, CME Term SOFR 3 Month + 1.4316%,
6.7456%, 10/15/34 (144A)
‡
29,400,000 29,418,963
Palmer Square CLO Ltd. 2021-3A A2, CME Term SOFR 3 Month + 1.6616%,
6.9756%, 1/15/35 (144A)
‡
16,000,000 16,028,800

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Palmer Square CLO Ltd. 2023-3A A2, CME Term SOFR 3 Month + 2.0000%,
7.3575%, 1/20/37 (144A)
‡
$ 12,500,000 $ 12,508,600
Palmer Square Loan Funding Ltd. 2021-1A A1, CME Term SOFR 3 Month +
1.1616%, 6.4794%, 4/20/29 (144A)
‡
7,407,018 7,407,536
Palmer Square Loan Funding Ltd. 2022-1A B, CME Term SOFR 3 Month +
2.0000%, 7.3165%, 4/15/30 (144A)
‡
15,000,000 14,704,680
Parallel Ltd. 2019-1A A2R, CME Term SOFR 3 Month + 1.7616%, 7.0794%,
7/20/32 (144A)
‡
9,000,000 8,695,449
Park Blue CLO 2023-IV Ltd. 2023-4A A2, CME Term SOFR 3 Month + 2.0000%,
7.3286%, 1/25/37 (144A)
‡
5,000,000 5,003,800
Pikes Peak CLO 11 2022-11A A1, CME Term SOFR 3 Month + 1.9500%, 7.2747%,
7/25/34 (144A)
‡
11,000,000 11,018,150
Post CLO Ltd. 2023-1A A, CME Term SOFR 3 Month + 1.9500%, 7.2678%,
4/20/36 (144A)
‡
30,000,000 30,038,040
Prudential plc 2022-6RA A2R, CME Term SOFR 3 Month + 2.1500%, 7.5045%,
1/20/37 (144A)
‡
8,000,000 8,004,144
Race Point VIII CLO Ltd. 2013-8A BR2, CME Term SOFR 3 Month + 1.7616%,
7.1287%, 2/20/30 (144A)
‡
19,290,000 19,239,846
Rad CLO 10 Ltd. 2021-10A A, CME Term SOFR 3 Month + 1.4316%, 6.7474%,
4/23/34 (144A)
‡
5,520,000 5,527,811
RAD CLO 15 Ltd. 2021-15A A, CME Term SOFR 3 Month + 1.3516%, 6.6694%,
1/20/34 (144A)
‡
12,400,000 12,402,244
RAD CLO 19 Ltd. 2023-19A C, CME Term SOFR 3 Month + 3.3500%, 8.6678%,
4/20/35 (144A)
‡
15,500,000 15,544,283
Rad CLO 2 Ltd. 2018-2A AR, CME Term SOFR 3 Month + 1.3416%, 6.6556%,
10/15/31 (144A)
‡
9,238,519 9,246,649
RAD CLO 21 Ltd. 2023-21A A, CME Term SOFR 3 Month + 1.5900%, 6.9643%,
1/25/33 (144A)
‡
25,000,000 25,167,800
RAD CLO 21 Ltd. 2023-21A B, CME Term SOFR 3 Month + 2.1500%, 7.5243%,
1/25/33 (144A)
‡
39,375,000 39,391,813
RAD CLO 21 Ltd. 2023-21A C, CME Term SOFR 3 Month + 2.5500%, 7.9243%,
1/25/33 (144A)
‡
17,335,572 17,319,953
Rad CLO 22 Ltd. 2023-22A A2, CME Term SOFR 3 Month + 2.1000%, 7.4724%,
1/20/37 (144A)
‡
10,000,000 10,032,580
RAD CLO 23 Ltd. 2024-23A A1, CME Term SOFR 3 Month + 1.6000%, 0.0000%,
4/20/37 (144A)
‡
100,000,000 100,000,000
Regatta XX Funding Ltd. 2021-2A A, CME Term SOFR 3 Month + 1.4216%,
6.7356%, 10/15/34 (144A)
‡
13,481,022 13,482,491
Regatta XXIII Funding Ltd. 2021-4A A1, CME Term SOFR 3 Month + 1.4116%,
6.7294%, 1/20/35 (144A)
‡
56,668,000 56,699,904
Regatta XXIV Funding Ltd. 2021-5A A2, CME Term SOFR 3 Month + 1.6616%,
6.9794%, 1/20/35 (144A)
‡
10,000,000 10,001,520
Regatta XXV Funding Ltd. 2023-1A A, CME Term SOFR 3 Month + 1.9000%,
7.2140%, 7/15/36 (144A)
‡
10,000,000 10,089,310
Regatta XXVI Funding Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.0000%,
7.2282%, 1/25/37 (144A)
‡
9,000,000 9,012,123
Riserva CLO Ltd. 2016-3A ARR, CME Term SOFR 3 Month + 1.3216%, 6.6195%,
1/18/34 (144A)
‡
22,825,000 22,789,781
Rockford Tower CLO Ltd. 2017-1A AR2, CME Term SOFR 3 Month + 1.3616%,
6.6794%, 4/20/34 (144A)
‡
14,500,000 14,511,759
Rockford Tower CLO Ltd. 2022-2A A2R, CME Term SOFR 3 Month + 2.1500%,
7.4678%, 10/20/35 (144A)
‡
9,500,000 9,513,670
RR 1 LLC 2017-1A A1AB, CME Term SOFR 3 Month + 1.4116%, 6.7256%, 7/15/35
(144A)
‡
57,050,000 57,123,309

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
RR 16 Ltd. 2021-16A A1, CME Term SOFR 3 Month + 1.3716%, 6.6856%, 7/15/36
(144A)
‡
$ 16,035,000 $ 16,037,085
RR 24 Ltd. 2022-24A A1BR, CME Term SOFR 3 Month + 1.9500%, 7.2968%,
1/15/36 (144A)
‡
15,750,000 15,761,938
RR 27 Ltd. 2023-27A A1B, CME Term SOFR 3 Month + 1.9500%, 7.2814%,
10/15/35 (144A)
‡
10,000,000 10,019,590
RRX 4 Ltd. 2021-4A A1, CME Term SOFR 3 Month + 1.4616%, 6.7756%, 7/15/34
(144A)
‡
46,710,000 46,775,768
RRX 7 Ltd. 2022-7A A1, CME Term SOFR 3 Month + 1.3600%, 6.6765%, 7/15/35
(144A)
‡
15,400,000 15,401,632
Sandstone Peak II Ltd. 2023-1A A, CME Term SOFR 3 Month + 2.2000%,
7.5178%, 7/20/36 (144A)
‡
50,000,000 50,174,550
Sandstone Peak II Ltd. 2023-1A C, CME Term SOFR 3 Month + 3.5000%,
8.8178%, 7/20/36 (144A)
‡
13,600,000 13,794,004
Saratoga Investment Corp. CLO Ltd. 2013-1A A2R3, CME Term SOFR 3 Month +
1.9116%, 7.2294%, 4/20/33 (144A)
‡
35,000,000 34,751,500
Shackleton CLO Ltd. 2017-11A AR, CME Term SOFR 3 Month + 1.3516%,
6.7313%, 8/15/30 (144A)
‡
32,537,331 32,537,428
Shackleton CLO Ltd. 2019-14A A1R, CME Term SOFR 3 Month + 1.4616%,
6.7794%, 7/20/34 (144A)
‡
3,825,000 3,821,198
Signal Peak CLO 1 Ltd. 2014-1A AR3, CME Term SOFR 3 Month + 1.4216%,
6.7381%, 4/17/34 (144A)
‡
24,920,000 24,927,601
Signal Peak CLO 12 Ltd. 2022-12A A1, CME Term SOFR 3 Month + 1.5400%,
6.8379%, 7/18/34 (144A)
‡
80,391,000 80,495,267
Signal Peak CLO 4 Ltd. 2017-4A AR, CME Term SOFR 3 Month + 1.4416%,
6.7657%, 10/26/34 (144A)
‡
18,000,000 18,007,848
Signal Peak CLO 5 Ltd. 2018-5A A, CME Term SOFR 3 Month + 1.3716%,
6.6963%, 4/25/31 (144A)
‡
12,281,845 12,285,677
Silver Rock CLO III 2023-3A A2, CME Term SOFR 3 Month + 2.1000%, 7.4366%,
1/20/36 (144A)
‡
20,000,000 19,982,600
Sixth Street CLO XVI Ltd. 2020-16A A2R, CME Term SOFR 3 Month + 1.9500%,
7.2826%, 1/20/37 (144A)
‡
5,500,000 5,508,305
Sound Point CLO VI-R Ltd. 2014-2RA A, CME Term SOFR 3 Month + 1.5116%,
6.8294%, 10/20/31 (144A)
‡
7,125,000 7,127,401
Sound Point CLO XVII 2017-3A A1R, CME Term SOFR 3 Month + 1.2416%,
6.5594%, 10/20/30 (144A)
‡
15,864,907 15,868,144
Steele Creek CLO Ltd. 2014-1RA A, CME Term SOFR 3 Month + 1.3316%,
6.6494%, 4/21/31 (144A)
‡
7,997,467 7,999,099
Steele Creek CLO Ltd. 2018-2A A, CME Term SOFR 3 Month + 1.4616%,
6.8287%, 8/18/31 (144A)
‡
12,589,528 12,578,676
Sycamore Tree CLO Ltd. 2023-4A A2, CME Term SOFR 3 Month + 2.4000%,
7.7178%, 10/20/36 (144A)
‡
10,000,000 10,012,710
Symphony CLO 40 Ltd. 2023-40A A2, CME Term SOFR 3 Month + 2.0000%,
7.3441%, 1/14/34 (144A)
‡
8,000,000 8,027,704
Symphony CLO XV Ltd. 2014-15A AR3, CME Term SOFR 3 Month + 1.3416%,
6.6581%, 1/17/32 (144A)
‡
22,390,000 22,390,672
Symphony CLO XVI Ltd. 2015-16A B1R, CME Term SOFR 3 Month + 1.9116%,
7.2256%, 10/15/31 (144A)
‡
10,000,000 9,868,460
Symphony CLO XVIII Ltd. 2016-18A A1RR, CME Term SOFR 3 Month + 1.3616%,
6.6774%, 7/23/33 (144A)
‡
80,500,000 80,505,796
Symphony CLO XXII Ltd. 2020-22A A1A, CME Term SOFR 3 Month + 1.5516%,
6.8495%, 4/18/33 (144A)
‡
2,650,000 2,650,140
Symphony CLO XXVI Ltd. 2021-26A AR, CME Term SOFR 3 Month + 1.3416%,
6.6594%, 4/20/33 (144A)
‡
19,610,000 19,611,785

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Symphony CLO XXVIII Ltd. 2021-28A B, CME Term SOFR 3 Month + 1.9116%,
7.2274%, 10/23/34 (144A)
‡
$ 13,750,000 $ 13,642,076
TCW CLO AMR Ltd. 2019-1A AJR, CME Term SOFR 3 Month + 1.7616%, 7.1518%,
8/16/34 (144A)
‡
8,000,000 7,984,184
TCW CLO Ltd. 2020-1A A1RR, CME Term SOFR 3 Month + 1.4216%, 6.7394%,
4/20/34 (144A)
‡
15,000,000 14,999,610
TCW CLO Ltd. 2024-1A AJ, CME Term SOFR 3 Month + 1.8000%, 0.0000%,
1/16/37 (144A)
‡
12,000,000 12,000,000
Texas Debt Capital CLO 2024-I Ltd. 2024-1A A2, CME Term SOFR 3 Month +
1.7000%, 0.0000%, 4/22/37 (144A)
‡
16,000,000 16,000,000
THL Credit Wind River CLO Ltd. 2014-2A AR, CME Term SOFR 3 Month +
1.4016%, 6.7156%, 1/15/31 (144A)
‡
27,528,012 27,541,804
THL Credit Wind River CLO Ltd. 2017-1A ARR, CME Term SOFR 3 Month +
1.3216%, 6.6195%, 4/18/36 (144A)
‡
9,250,000 9,225,515
TICP CLO XIV Ltd. 2019-14A A1R, CME Term SOFR 3 Month + 1.3416%,
6.6594%, 10/20/32 (144A)
‡
27,480,000 27,484,369
Tikehau US CLO I Ltd. 2021-1A A2, CME Term SOFR 3 Month + 1.7116%,
7.0095%, 1/18/35 (144A)
‡
8,000,000 7,972,776
Tikehau US CLO V Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.2500%,
7.6113%, 1/15/36 (144A)
‡
18,500,000 18,512,894
Tikehau US CLO V Ltd. 2023-2A B1, CME Term SOFR 3 Month + 2.9000%,
8.2613%, 1/15/36 (144A)
‡
26,000,000 25,992,408
Trimaran Cavu Ltd. 2019-1A A2, CME Term SOFR 3 Month + 2.1616%, 7.4794%,
7/20/32 (144A)
‡
8,000,000 8,000,672
Venture 28A CLO Ltd. 2017-28AA A2R, CME Term SOFR 3 Month + 1.7116%,
7.0294%, 10/20/34 (144A)
‡
14,250,000 14,176,755
Venture 42 CLO Ltd. 2021-42A A2, CME Term SOFR 3 Month + 1.5616%,
6.8756%, 4/15/34 (144A)
‡
5,000,000 4,943,695
Venture 43 CLO Ltd. 2021-43A A2, CME Term SOFR 3 Month + 1.7616%,
7.0756%, 4/15/34 (144A)
‡
7,500,000 7,480,665
Venture XXX CLO Ltd. 2017-30A A2, CME Term SOFR 3 Month + 1.6116%,
6.9256%, 1/15/31 (144A)
‡
15,500,000 15,461,203
Voya CLO Ltd. 2014-2A A1RR, CME Term SOFR 3 Month + 1.2816%, 6.5981%,
4/17/30 (144A)
‡
13,783,161 13,793,513
Voya CLO Ltd. 2018-1A A1, CME Term SOFR 3 Month + 1.2116%, 6.5212%,
4/19/31 (144A)
‡
7,311,812 7,316,689
Voya CLO Ltd. 2017-3A A1R, CME Term SOFR 3 Month + 1.3016%, 6.6194%,
4/20/34 (144A)
‡
16,920,000 16,920,778
Whitebox CLO IV Ltd. 2023-4A A2, CME Term SOFR 3 Month + 2.3000%,
7.6178%, 4/20/36 (144A)
‡
20,000,000 20,105,560
Zais CLO 13 Ltd. 2019-13A A1A, CME Term SOFR 3 Month + 1.7516%, 7.0656%,
7/15/32 (144A)
‡
69,455,152 69,465,293
Zais CLO 17 Ltd. 2021-17A A2, CME Term SOFR 3 Month + 1.8416%, 7.1594%,
10/20/33 (144A)
‡
16,000,000 15,936,000
Total Collateralized Loan Obligations (cost $6,265,480,124) 6,308,593,251
Investment Companies - 0.5%
Money Market Funds - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3414%
£,∞
(cost $26,302,708) 26,297,449 26,302,708
Total Investments (total cost $6,291,782,832 ) - 105.1% 6,334,895,959
Liabilities, net of Cash, Receivables and Other Assets - (5.1%) (304,704,049)
Net Assets - 100.0% $6,030,191,910

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
January 31, 2024

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 6,334,895,959 100.0%
– –
Schedule of Affiliated Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases Sales Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments,
at Value at
1/31/24
Dividend
Income
Investment Company - 0.5%
Money Market Funds - 0.5%
Janus Henderson Cash Liquidity Fund
LLC, 5.3414%
∞
$ 129,288,307 $ 1,041,918,640 $ (1,144,904,240) $ 1 $ – $ 26,302,708 $ 1,163,649

Janus Henderson AAA CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2024

LLC Limited Liability Company
plc Public Limited Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of January 31, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of January 31, 2024.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2024 is $6,308,593,251 which represents 104.6% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 6,308,593,251 $ —
Investment Companies — 26,302,708 —
Total Assets $ — $ 6,334,895,959 $ —

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70351 03-24